Note 27 - Impact of Recently Issued Accounting Standards - Summary of Balance Sheet Adjustments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Accounts receivable, net of allowance of $9,131 (December 31, 2018 - $30,789)	$ 393,945	$ 456,406	$ 455,232
Prepaid expenses and other current assets	145,171	60,997	62,474
Operating lease right-of-use assets (note 8)	263,639	274,696
Accounts payable and accrued expenses	261,910	245,198	251,375
Operating lease liabilities (note 8) - current	69,866	59,831
Deferred rent			27,137
Operating lease liabilities (note 8) - noncurrent	$ 229,224	247,876
Accounting Standards Update 2018-11 [Member]
Accounts receivable, net of allowance of $9,131 (December 31, 2018 - $30,789)		1,174
Prepaid expenses and other current assets		(1,477)
Operating lease right-of-use assets (note 8)		274,696
Accounts payable and accrued expenses		(6,177)
Operating lease liabilities (note 8) - current		59,831
Deferred rent		(27,137)
Operating lease liabilities (note 8) - noncurrent		$ 247,876